THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated April 6, 2021

to the

THORNBURG FUNDS PROSPECTUS (THE “RETAIL PROSPECTUS”)

applicable to Class A, C, C2, D and I shares
dated February 1, 2021

Changes Relating to Thornburg Municipal Funds

Effective April 6, 2021, John C. Bonnell has been named a co-portfolio manager of the Thornburg Short Duration Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Strategic Municipal Income Fund, Thornburg California Limited Term Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg New York Intermediate Municipal Fund (together, the “Municipal Funds”). David Ashley and Eve Lando continue to serve as co-portfolio managers of the Municipal Funds. Accordingly, effective April 6, 2021, the following changes are made to the Retail Prospectus:

The disclosure under the sub-caption “Portfolio Managers” appearing under the caption “Management” on pages 5, 10, 15, 20, 26, 31, and 36 of the Retail Prospectus is deleted and replaced with the following disclosure:

David Ashley, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2019.

John C. Bonnell, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2021.

Eve Lando, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2020.

The table beginning on page 136 of the Retail Prospectus under the sub-caption “Fund Portfolio Managers” appearing under the caption “Organization and Management of the Funds” is revised to add references to John C. Bonnell following the references to David Ashley for each of the Municipal Funds.

The following paragraph is inserted after the biographical information for David Ashley appearing on page 137 of the Retail Prospectus:

John C. Bonnell, CFA, a managing director of Thornburg, has been a portfolio manager of Short Duration Municipal Fund, Limited Term Municipal Fund, Intermediate Municipal Fund, Strategic Municipal Income Fund, Limited Term California Fund, Intermediate New Mexico Fund, and Intermediate New York Fund since 2021. Mr. Bonnell joined Thornburg in 2021 as a portfolio manager. Mr. Bonnell has over 30 years of investment experience, and prior to joining Thornburg, he was a senior portfolio manager at Victory Capital Management. Mr. Bonnell has also served as an executive director, vice president and senior portfolio manager at USAA; as a vice president and senior portfolio manager at Oppenheimer Funds, Inc.; and as a portfolio manager at Strong Capital Management. He holds a BBA in finance from the University of Texas – San Antonio and an MBA from the St. Mary’s University in San Antonio, Texas.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated April 6, 2021

to the

THORNBURG INVESTMENT TRUST’S STATEMENT OF ADDITIONAL INFORMATION
(THE “RETAIL SAI”)

applicable to Class A, C, C2, D and I shares
dated February 1, 2021

Changes Relating to Thornburg Municipal Funds

Effective April 6, 2021, John C. Bonnell has been named a co-portfolio manager of the Thornburg Short Duration Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Strategic Municipal Income Fund, Thornburg California Limited Term Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg New York Intermediate Municipal Fund (together, the “Municipal Funds”). David Ashley and Eve Lando continue to serve as co-portfolio managers of the Municipal Funds. Accordingly, effective April 6, 2021, the following changes are made to the Retail SAI:

The following disclosure is inserted immediately following the disclosure relating to David Ashley on page 63 of the Retail SAI under the sub-caption “Accounts Managed By Portfolio Managers” appearing under the caption “Information About Portfolio Managers”:

John C. Bonnell*

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	7	$8,234,421,144
Other Pooled Investment Vehicles:	0	$0
Other Accounts:	223	$1,332,268,124

*Mr. Bonnell became a portfolio manager on the number of accounts managed shown above on April 6, 2021, however, total assets for the number of accounts shown are as of March 31, 2021.

The following disclosure is inserted immediately following the disclosure relating to David Ashley on page 66 of the Retail SAI under the sub-caption “Portfolio Managers’ Ownership of Shares in the Funds” appearing under the caption “Information About Portfolio Managers”:

John C. Bonnell (as of April 6, 2020)

Short Duration Municipal Fund	None
Limited Term Municipal Fund	None
Intermediate Municipal Fund	None
Strategic Municipal Income Fund	None
Limited Term California Fund	None
Intermediate New Mexico Fund	None
Intermediate New York Fund	None

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH4784